Operating Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases [Abstract]
Lessee, Operating Lease, Liability, Maturity [Table Text Block]

	Lease Commitment	Non-Lease Commitment	Total Commitment
	$	$	$
Payments
2021	27,641	13,290	40,931
2022	16,378	5,444	21,822
2023	9,227	—	9,227
2024	5,713	—	5,713
2025	—	—	—
Thereafter	—	—	—
Total payments	58,959	18,734	77,693
Less: imputed interest	(4,669)
Carrying value of operating lease liabilities	54,290
Less current portion	(25,108)
Carrying value of long-term operating lease liabilities	29,182